Note 16 - Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment, Allocated By Mine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning property, plant and equipment	$ 251,084
Ending property, plant and equipment	236,639	$ 251,084
Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	120,218
Ending property, plant and equipment	116,556	120,218
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	39,664
Ending property, plant and equipment	47,787	39,664
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	43,060
Ending property, plant and equipment	14,736	43,060
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	7,603
Ending property, plant and equipment	7,723	7,603
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	5,775
Ending property, plant and equipment	6,002	5,775
Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	18,373
Ending property, plant and equipment	16,043	18,373
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	1,475
Ending property, plant and equipment	1,282	1,475
All other segments [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	14,916
Ending property, plant and equipment	26,510	14,916
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	667,809	512,957
Additions	47,221	33,710
Acquisition of Primero (Note 4)		122,815
Transfers and disposals	(7,880)	(1,673)
Transfers and disposals	(7,880)	(1,673)
Ending property, plant and equipment	707,150	667,809
Gross carrying amount [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	127,763
Additions	10,465	5,750
Acquisition of Primero (Note 4)		122,815
Transfers and disposals	(1,925)	(802)
Transfers and disposals	(1,925)	(802)
Ending property, plant and equipment	136,303	127,763
Gross carrying amount [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	76,671	73,684
Additions	4,453	3,066
Acquisition of Primero (Note 4)
Transfers and disposals	9,638	(79)
Transfers and disposals	9,638	(79)
Ending property, plant and equipment	90,762	76,671
Gross carrying amount [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	132,146	124,198
Additions	5,066	8,812
Acquisition of Primero (Note 4)
Transfers and disposals	90	(864)
Transfers and disposals	90	(864)
Ending property, plant and equipment	137,302	132,146
Gross carrying amount [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	99,046	96,491
Additions	1,379	2,564
Acquisition of Primero (Note 4)
Transfers and disposals	(4,104)	(9)
Transfers and disposals	(4,104)	(9)
Ending property, plant and equipment	96,321	99,046
Gross carrying amount [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	121,528	117,201
Additions	667	3,016
Acquisition of Primero (Note 4)
Transfers and disposals	(47)	1,311
Transfers and disposals	(47)	1,311
Ending property, plant and equipment	122,148	121,528
Gross carrying amount [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	51,700	47,541
Additions	1,027	2,375
Acquisition of Primero (Note 4)
Transfers and disposals	(409)	1,784
Transfers and disposals	(409)	1,784
Ending property, plant and equipment	52,318	51,700
Gross carrying amount [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	26,763	28,115
Additions		1,296
Acquisition of Primero (Note 4)
Transfers and disposals	(310)	(2,648)
Transfers and disposals	(310)	(2,648)
Ending property, plant and equipment	26,453	26,763
Gross carrying amount [member] | All other segments [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	32,192	25,727
Additions	24,164	6,831
Acquisition of Primero (Note 4)
Transfers and disposals	(10,813)	(366)
Transfers and disposals	(10,813)	(366)
Ending property, plant and equipment	45,543	32,192
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(416,725)	(320,905)
Transfers and disposals	5,919	1,512
Depreciation and amortization	(30,931)	(46,642)
Transfers and disposals	5,919	1,512
Impairment (Note 18)	(28,774)	(50,690)
Ending property, plant and equipment	(470,511)	(416,725)
Accumulated depreciation, amortisation and impairment [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(7,545)
Transfers and disposals	153	634
Depreciation and amortization	(12,355)	(8,179)
Transfers and disposals	153	634
Impairment (Note 18)
Ending property, plant and equipment	(19,747)	(7,545)
Accumulated depreciation, amortisation and impairment [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(37,007)	(28,898)
Transfers and disposals	1,021	288
Depreciation and amortization	(6,989)	(8,397)
Transfers and disposals	1,021	288
Impairment (Note 18)
Ending property, plant and equipment	(42,975)	(37,007)
Accumulated depreciation, amortisation and impairment [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(89,086)	(80,269)
Transfers and disposals	572	829
Depreciation and amortization	(5,278)	(9,646)
Transfers and disposals	572	829
Impairment (Note 18)	(28,774)
Ending property, plant and equipment	(122,566)	(89,086)
Accumulated depreciation, amortisation and impairment [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(91,443)	(52,984)
Transfers and disposals	3,406	92
Depreciation and amortization	(561)	(8,489)
Transfers and disposals	3,406	92
Impairment (Note 18)		(30,062)
Ending property, plant and equipment	(88,598)	(91,443)
Accumulated depreciation, amortisation and impairment [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(115,753)	(93,579)
Transfers and disposals	65	(804)
Depreciation and amortization	(458)	(3,761)
Transfers and disposals	65	(804)
Impairment (Note 18)		(17,609)
Ending property, plant and equipment	(116,146)	(115,753)
Accumulated depreciation, amortisation and impairment [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(33,327)	(27,789)
Transfers and disposals	411	(1,150)
Depreciation and amortization	(3,359)	(4,388)
Transfers and disposals	411	(1,150)
Impairment (Note 18)
Ending property, plant and equipment	(36,275)	(33,327)
Accumulated depreciation, amortisation and impairment [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(25,288)	(21,654)
Transfers and disposals	117	1,546
Depreciation and amortization		(2,161)
Transfers and disposals	117	1,546
Impairment (Note 18)		(3,019)
Ending property, plant and equipment	(25,171)	(25,288)
Accumulated depreciation, amortisation and impairment [member] | All other segments [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	(17,276)	(15,732)
Transfers and disposals	174	77
Depreciation and amortization	(1,931)	(1,621)
Transfers and disposals	174	77
Impairment (Note 18)
Ending property, plant and equipment	$ (19,033)	$ (17,276)